GENERAL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Corrections made to Prior Period Consolidated Balance Sheet

The following table presents the corrections that were made to the consolidated balance sheet as of December 31, 2018:

	2018		2018
	As Previously Reported	Reclassifications	As Adjusted
Assets
Cemetery property	$330,841	$296	$331,137
Deferred selling and obtaining costs	$112,660	$984	$113,644

Total assets	$1,669,101	$1,280	$1,670,381
Liabilities
Deferred revenues	$914,286	$5,320	$919,606

Total liabilities	$1,675,679	$5,320	$1,680,999
Members’ Equity
Members’ equity	$(6,578)	$(4,040)	$(10,618)

Summary of Classifications of Property and Equipment and Their Useful Lives

Major classifications of property and equipment and their respective useful lives are as follows:

Buildings and improvements	10 to 40 years
Software and computer hardware	3 years
Furniture and equipment	3 to 10 years
Leasehold improvements	over the shorter of the term of the lease or the life of the asset

Other-Than-Temporary Impairment of Trust Assets

Other-Than-Temporary Impairment of Trust Assets

The Company determines whether or not the impairment of a fixed maturity debt security is other-than-temporary by evaluating each of the following:

•	Whether it is the Company’s intent to sell the security. If there is intent to sell, the impairment is considered to be other-than-temporary.

•

If there is no intent to sell, the Company evaluates if it is not more likely than not that it will be required to sell the debt security before its anticipated recovery. If the Company determines that it is more likely than not that it will be required to sell an impaired investment before its anticipated recovery, the impairment is considered to be other-than-temporary.

The Company further evaluates whether or not all assets in the trusts have other-than-temporary impairments based upon a number of criteria including the severity of the impairment, length of time a security has been in a loss position, changes in market conditions and concerns related to the specific issuer.

If an impairment is considered to be other-than-temporary, the cost basis of the security is adjusted downward to its fair value.

For assets held in the perpetual care trusts, any reduction in the cost basis due to an other-than-temporary impairment is offset with an equal and opposite reduction in the perpetual care trust corpus and has no impact on earnings.

For assets held in the merchandise trusts, any reduction in the cost basis due to an other-than-temporary impairment is recorded in deferred revenue.

Reconciliation of Company's Weighted-average Number of Outstanding Common Shares and Common Limited Partner Units

The following table sets forth the reconciliation from the Company’s weighted-average number of outstanding common shares as of March 31, 2020 and common limited partner units as of March 31, 2019 used to compute basic net income (loss) attributable to common shares and common limited partners per unit, respectively, to those used to compute diluted net loss per common share and per common limited partners unit, respectively, (in thousands):

	Three Months Ended March 31,
	2020	2019
Weighted average number of outstanding common shares—basic(1)	94,472	38,031
Plus effect of dilutive incentive awards(2):
Restricted shares	—	—
Stock options	—	—

Weighted average number of outstanding common shares—diluted(1)	94,472	38,031

(1)	For the three months ended March 31, 2020, represents common shares (basic and diluted), and for the three months ended March 31, 2019, represents limited partner units (basic and diluted).
(2)

For the three months ended March 31, 2020, the diluted weighted-average number of outstanding common shares does not include 1,656,496 common stock options and 468,750 restricted common shares, as their effects would have been anti-dilutive. For the three months ended March 31, 2019, the diluted weighted-average number of outstanding common limited partner units does not include 977,166 units, as their effects would have been anti-dilutive. In addition, for the three months ended March 31, 2019, anti-dilutive units excludes 46,734 units that were contingently issuable for which the contingency had not been met.

The following table sets forth the reconciliation of the Company’s weighted-average number of outstanding common shares as of December 31, 2019 and common limited partner units as of December 31, 2018 used to compute basic net loss attributable to common shares and common limited partners per unit, respectively, with those used to compute diluted net loss per common share and per common limited partners unit, respectively, (in thousands):

	Year Ended December 31,
	2019	2018
Weighted average number of outstanding common shares—basic(1)	39,614	37,959
Plus effect of dilutive incentive awards(2)
Restricted shares	—	—
Stock options	63	—

Weighted average number of outstanding common shares—diluted(1)	39,677	37,959

(1)	For the period following the C-Corporation Conversion, represents common shares, and for the period prior to the C-Corporation Conversion, represents limited common partner units.
(2)

For the years ended December 31, 2019 and 2018, the diluted weighted-average number of outstanding common shares and limited partner units presented, respectively, on the consolidated statement of operations does not include 515,625 restricted common shares and 1,333,572 common limited partners units, respectively, as their effects would have been anti-dilutive.